PROPOSED PUBLIC OFFERING (Details Narrative)	1 Months Ended
Nov. 30, 2021 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 10.15
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares	10,000,000
Sale of stock, price per share	$ 10.00
Sale of stock, description of transaction	Each Unit will consist of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares	11,500,000
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 11.50